Shareholder Report, Average Annual Return (Details)		12 Months Ended	52 Months Ended		60 Months Ended	95 Months Ended		97 Months Ended	111 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025		Feb. 28, 2025	Feb. 28, 2025		Feb. 28, 2025 [3]	Feb. 28, 2025 [7]	Feb. 28, 2025
AMCAP Fund® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	6.48%			11.42%					9.94%
AMCAP Fund® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	11.14%			11.91%					9.91%
AMCAP Fund® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	10.42%			12.45%	11.89%	[2]
AMCAP Fund® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class F-1
Average Annual Return, Percent	[1]	12.93%			12.70%					10.54%
AMCAP Fund® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class F-2
Average Annual Return, Percent	[1]	13.23%			13.00%					10.83%
AMCAP Fund® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class F-3
Average Annual Return, Percent	[1]	13.35%			13.12%			12.25%
AMCAP Fund® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	8.98%			11.90%					10.14%
AMCAP Fund® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	11.07%			11.85%					10.12%
AMCAP Fund® - Class 529-E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-E
Average Annual Return, Percent	[1]	12.69%			12.45%					10.28%
AMCAP Fund® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	10.37%			12.39%	11.83%	[4]
AMCAP Fund® - Class 529-F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-F-1
Average Annual Return, Percent	[1]	13.15%			12.91%					10.76%
AMCAP Fund® - Class 529-F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-F-2
Average Annual Return, Percent	[1]	13.25%	11.98%	[5]
AMCAP Fund® - Class 529-F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-F-3
Average Annual Return, Percent	[1]	13.30%	12.03%	[6]
AMCAP Fund® - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-1
Average Annual Return, Percent	[1]	12.10%			11.89%					9.74%
AMCAP Fund® - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-2
Average Annual Return, Percent	[1]	12.11%			11.88%					9.75%
AMCAP Fund® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-2E
Average Annual Return, Percent	[1]	12.43%			12.21%					10.08%
AMCAP Fund® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-3
Average Annual Return, Percent	[1]	12.62%			12.39%					10.23%
AMCAP Fund — Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-4
Average Annual Return, Percent	[1]	12.95%			12.73%					10.57%
AMCAP Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-5E
Average Annual Return, Percent	[1]	13.17%			12.95%				11.76%
AMCAP Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-5
Average Annual Return, Percent	[1]	13.29%			13.07%					10.90%
AMCAP Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class R-6
Average Annual Return, Percent	[1]	13.36%			13.12%					10.95%
Without Sales Load [Member] | AMCAP Fund® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	12.97%			12.75%					10.60%
Without Sales Load [Member] | AMCAP Fund® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	12.14%			11.91%					9.91%
Without Sales Load [Member] | AMCAP Fund® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	13.25%			13.03%	12.25%	[2]
Without Sales Load [Member] | AMCAP Fund® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	12.94%			12.71%					10.54%
Without Sales Load [Member] | AMCAP Fund® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	12.07%			11.85%					10.12%
Without Sales Load [Member] | AMCAP Fund® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMCAP Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	13.19%			12.97%	12.19%	[4]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	18.41%	16.60%	[5],[6]	16.85%	14.40%	[2],[4]	14.47%	13.96%	12.98%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.